FEDERATED HERMES GOVERNMENT INCOME TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 8, 2024

Emily Rowland

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:	FEDERATED HERMES GOVERNMENT INCOME TRUST (the “Registrant”) Federated Hermes Government Income Fund (the “Fund” or the “Surviving Fund”) 1933 Act No. 333-275617 1940 Act No. 811-03352

Dear Ms. Rowland:

Enclosed are filing materials for Pre-Effective Amendment No. 1 under the Securities Act of 1933, as amended (the “Securities Act”), to the Registration Statement of the above-referenced Registrant on Form N-14.

Our responses to comments received December 13, 2023 have been submitted and reviewed through separate Correspondence, filed on December 20, 2023, with the Staff of the Securities and Exchange Commission (the “Staff”). This filing has been redlined to indicate changes that have been made to the Registration Statement since the initial filing on November 17, 2023.

Please note that following its initial filing on Form N-14, the Registrant filed a delaying amendment to its Registration Statement pursuant to Rule 473 under the Securities Act to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Assuming that our responses to Staff comments and the other changes made to the Registration Statement meet with Staff approval, the Registrant and its principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to 10:00 A.M. on January 12, 2024 or as soon thereafter as the Staff shall deem appropriate.

If there is any change in the acceleration request set forth above, the Registrant will promptly notify you of the change, in which case the Registrant may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C under the Securities Act. Such request may be made by an executive officer of the Registrant or by any attorney acting as Assistant Secretary of the Registrant.

If I may offer any further information to assist you in the review of this filing, please do not hesitate to contact Allison Miller at Allison.Miller@FederatedHermes.com or (412) 288-8652.

Very truly yours,

/s/Kary Moore
Kary Moore
Secretary
Federated Securities Corp.

Assistant Secretary of the Registrant